Net Loss Per Share - 10K	5 Months Ended
Oct. 15, 2023
Earnings Per Share [Abstract]
Net Loss Per Share	Net Earnings (Loss) Per Share
Beginning in fiscal year 2024, basic net loss per share is calculated using the two-class method required for companies with participating securities. The two-class method is an earnings allocation formula under which the Company treats participating securities as having rights to earnings that otherwise would have been available to common shareholders. The Company considers Series I Preferred Stock to be a participating security as the holders are entitled to receive dividends on an as-if converted basis equal to common stock in addition to the Series I Preferred Stock dividend yield.
Basic net (loss) income per share is computed by dividing net (loss) income attributable to common shareholders by the weighted average number of common stock outstanding, including issued but unexercised pre-funded warrants outstanding, during the respective periods. As the contingently issuable warrants are contingent upon additional funding under the Tranche 2 loan being received, they have not been included in the calculation of basic net (loss) income per share. Diluted net (loss) income per share is calculated using the more dilutive of either the treasury stock, and if-converted method, as applicable, or the two-class method assuming the participating security is not converted. Diluted net (loss) income per share reflects the weighted average dilutive impact of all potentially dilutive securities from the date of issuance and is computed using the treasury stock and if-converted methods. The if-converted method is used to determine if the impact of conversion of the preferred stock into common stock is more dilutive and for Series I, if such conversion is more dilutive than the Series I dividends to net (loss) income per share. If so, the preferred stock is assumed to have been converted at the later of the beginning of the period or the time of issuance, and the resulting ordinary shares are included in the denominator and the dividends are added back to the numerator.
The Company did not declare any common stock dividends in the periods presented. The following tables provide the calculation of basic and diluted net (loss) earnings per share of common stock for the twelve and twenty-four weeks ended October 15, 2023 and October 9, 2022:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 15, 2023	October 9, 2022	October 15, 2023	October 9, 2022
Numerator:
Net (loss) income	(7,283)	(3,390)	(10,329)	1,645
Cumulative unpaid dividends on preferred stock	(394)	—	(528)	—
Change in redemption amount of preferred stock	—	—	(1,423)	—
Net loss on which basic and diluted earnings per share is calculated	(7,677)	(3,390)	(12,280)	1,645

Denominator:
Weighted average common shares outstanding, basic	6,535	6,168	6,550	6,168
Dilutive awards outstanding	—	—	—	10,824
Weighted average common shares outstanding, diluted	6,535	6,168	6,550	16,992
Earnings (loss) per share:
Basic	$(1.17)	$(0.55)	$(1.87)	$0.27
Diluted	(1.17)	(0.55)	(1.87)	0.10
The following table conveys the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share (in thousands):

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 15, 2023	October 9, 2022	October 15, 2023
Stock options	2,850	2,256	2,850
Preferred stock (as converted to common shares)	12,383	10,204	12,383
Convertible debt (as converted to common shares)	513	507	513
Contingently issuable warrants	76	—	76
Warrants	105	105	105
Total common stock equivalents	15,927	13,072	15,927
Net Loss Per Share
The Company did not declare any common stock dividends in the periods presented. The following tables provide the calculation of basic and diluted net loss per share of common stock for the fiscal years ended April 30, 2023, April 24, 2022, and April 25, 2021:

	April 30, 2023	April 24, 2022	April 25, 2021
Net loss on which basic and diluted earnings per share is $ calculated	$(7,525)	$(9,917)	$(29,998)
Number of weighted shares on which basic and diluted earnings per share is calculated	6,210	6,108	6,079
Basic loss per share	(1.21)	(1.62)	(4.93)
Diluted loss per share	(1.21)	(1.62)	(4.93)
Basic loss per common share attributable to the Company’s shareholders is calculated by dividing the net loss by the weighted average number of common shares issued and outstanding, including issued but unexercised pre-funded warrants outstanding during the respective periods.
Diluted loss per share is calculated by taking net loss, divided by the weighted average common shares outstanding adjusted for the effect of potentially dilutive stock or equivalents, including preferred stock, convertible debt, warrants and stock options, to the extent not considered anti-dilutive. As the Company is in a net loss position, basic loss per share equals that of diluted loss per share as inclusion of the potential common shares would be anti-dilutive.
The following table conveys the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share above (in thousands):

	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Stock options	2,284	2,144	2,268
Preferred stock (as converted to common shares)	10,204	10,086	9,586
Convertible debt (as converted to common shares)	500	500	—
Warrants	105	131	187
Total common stock equivalents	13,093	12,861	12,040